Fair Value Measurements (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 312,400,000	$ 324,400,000
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	335,600,000	334,200,000
Fair Value [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward exchange contracts, asset	400,000
Forward exchange contracts, liability		100,000
Fair Value [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments	17,400,000	14,200,000
Defined benefit plan assets	$ 28,700,000	$ 26,000,000